Income Taxes (Tables)	12 Months Ended
May 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) before Income Taxes

Income (loss) before income taxes as shown in the Consolidated Statements of Income is summarized below for the periods indicated. Certain foreign operations are branches of RPM International Inc.’s subsidiaries and are therefore subject to income taxes in both the United States and the respective foreign jurisdictions. Accordingly, the provision (benefit) for income taxes by jurisdiction and the income (loss) before income taxes by jurisdiction may not be directly related.

Year Ended May 31,	2017	2016	2015
(In thousands)
United States	$133,356	$310,695	$273,278
Foreign	110,977	172,771	179,975
Income Before Income Taxes	$244,333	$483,466	$453,253

Provision (Benefit) for Income Tax

Provision (benefit) for income taxes consists of the following for the periods indicated:

Year Ended May 31,	2017	2016	2015
(In thousands)
Current:
U.S. Federal	$3,024	$75,200	$77,374
State and local	5,115	6,230	4,876
Foreign	27,474	35,179	45,173
Total Current	35,613	116,609	127,423
Deferred:
U.S. Federal	15,553	17,625	97,112
State and local	1,928	1,907	1,494
Foreign	6,568	(10,133)	(1,104)
Total Deferred	24,049	9,399	97,502
Provision for Income Taxes	$59,662	$126,008	$224,925

Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of May 31, 2017 and 2016 were as follows:

	2017	2016
(In thousands)
Deferred income tax assets related to:
Inventories	$14,207	$12,894
Allowance for losses	9,148	11,014
Bankruptcy note liability	37,850	118,551
Accrued compensation and benefits	26,277	22,920
Accrued other expenses	21,935	20,310
Other long-term liabilities	19,947	18,482
Net operating loss and credit carryforwards	89,977	66,438
Net unrealized loss on securities	24,300	27,540
Pension and other postretirement benefits	68,352	111,875
Total Deferred Income Tax Assets	311,993	410,024
Less: valuation allowances	(63,686)	(60,103)
Net Deferred Income Tax Assets	248,307	349,921
Deferred income tax (liabilities) related to:
Depreciation	(81,965)	(64,506)
Pension and other postretirement benefits		(17,975)
Amortization of intangibles	(149,546)	(198,940)
Unremitted foreign earnings	(94,430)	(98,520)
Total Deferred Income Tax (Liabilities)	(325,941)	(379,941)
Deferred Income Tax Assets (Liabilities), Net	$(77,634)	$(30,020)

Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes

The following table reconciles income tax expense (benefit) computed by applying the U.S. statutory federal income tax rate against income (loss) before income taxes to the provision (benefit) for income taxes:

Year Ended May 31,	2017	2016	2015
(In thousands)
Income tax expense at the U.S. statutory federal income tax rate	$85,517	$169,213	$158,638
Impact of foreign operations	(20,156)	(29,969)	(32,706)
State and local income taxes, net of federal income tax benefit	4,734	4,310	4,140
Tax benefits from the domestic manufacturing deduction	(2,537)	(8,030)	-
Nondeductible business expense	2,394	2,224	1,782
Valuation allowance	933	(3,357)	(10,455)
Unremitted foreign earnings	(621)	(3,712)	106,227
Non-taxable gain from joint venture remeasurement	-	(2,790)	-
Tax Benefits from Employee Share-Based Payments	(12,078)
Other	1,476	(1,881)	(2,701)
Provision for Income Tax Expense	$59,662	$126,008	$224,925
Effective Income Tax Rate	24.4%	26.1%	49.6%

Activity Related to Unrecognized Tax Benefits

Uncertain income tax positions are accounted for in accordance with ASC 740.  The following table summarizes the activity related to unrecognized tax benefits:

(In millions)	2017	2016	2015
Balance at June 1	$13.7	$12.9	$15.7
Additions based on tax positions related to current year	0.2	0.3	-
Additions for tax positions of prior years	2.9	2.6	0.9
Reductions for tax positions of prior years	(3.2)	(1.4)	(1.5)
Foreign currency translation	(0.4)	(0.7)	(2.2)
Balance at May 31	$13.2	$13.7	$12.9